UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SOLUS ALTERNATIVE ASSET MANAGEMENT LP
           --------------------------------------------------
Address:   430 PARK AVENUE, 9TH FLOOR
           --------------------------------------------------
           NEW YORK, NY 10022
           --------------------------------------------------

Form 13F File Number:  028-12919
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      JOSEPH LONETTO
           --------------------------------------------------
Title:     CHIEF LEGAL OFFICER
           --------------------------------------------------
Phone:     212-284-4306
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Joseph Lonetto               New York, New York         11/14/08
       ------------------------   ------------------------------  ----------
             [Signature]                [City, State]               [Date]




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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   73
                                               -------------

Form 13F Information Table Value Total:           $7,216,719
                                               -------------
                                               (in thousands)




List of Other Included Managers:  None




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
                                                  Form 13F INFORMATION TABLE


           COLUMN 1              COLUMN 2      COLUMN 3  COLUMN 4          COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8

                                                          VALUE       SHRS OR  SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)     PRN AMT  PRN CALL DISCRETION  MANAGERS   SOLE    SHARED   NONE
----------------------------  --------------   --------- --------     -------  --- ---- ----------  --------   ---------------------

AFFILIATED MANAGERS GROUP      COM             008252108    17,233     208,000 SH  PUT     SOLE                208,000    0       0
ALLERGAN INC                   NOTE 1.500% 4/0 018490AL6    15,525      15,000 SH          SOLE                 15,000    0       0
ALLERGAN INC                   COM             018490102    25,961     504,100 SH  CALL    SOLE                504,100    0       0
AMERICAN AXLE & MFG HLDGS IN   COM             024061103       268      50,000 SH  PUT     SOLE                 50,000    0       0
AMERICAN INTL GROUP INC        COM             026874107     3,040     912,900 SH  PUT     SOLE                912,900    0       0
ARVINMERITOR INC               COM             043353101    12,256     939,900 SH  PUT     SOLE                939,900    0       0
BANK OF AMERICA CORPORATION    COM             060505104    79,244   2,264,100 SH  PUT     SOLE              2,264,100    0       0
CAPITAL ONE FINL CORP          COM             14040H105   155,550   3,050,000 SH  PUT     SOLE              3,050,000    0       0
CARDIONET INC                  COM             14159L103    25,085   1,005,000 SH          SOLE              1,005,000    0       0
CARDIONET INC                  COM             14159L103       457      18,300 SH  CALL    SOLE                 18,300    0       0
CENTEX CORP                    COM             152312104    40,500   2,500,000 SH  PUT     SOLE              2,500,000    0       0
CITIGROUP INC                  COM             172967101    86,737   4,229,000 SH  PUT     SOLE              4,229,000    0       0
CONSTELLATION ENERGY GROUP I   COM             210371100     9,720     400,000 SH          SOLE                400,000    0       0
DANA HOLDING CORP              COM             235825205     9,630   1,800,000 SH  PUT     SOLE              1,800,000    0       0
DELTA AIR LINES INC DEL        COM NEW         247361702     2,608     350,000 SH  CALL    SOLE                350,000    0       0
D R HORTON INC                 COM             23331A109    35,805   2,750,000 SH  PUT     SOLE              2,750,000    0       0
DYNEGY INC DEL                 CL A            26817G102     4,475   1,750,000 SH          SOLE              1,750,000    0       0
FEDERAL MOGUL CORP             COM             313549404    41,415   3,300,000 SH          SOLE              3,300,000    0       0
FEDERAL NATL MTG ASSN          COM             313586109       153     100,000 SH  PUT     SOLE                100,000    0       0
FIBERTOWER CORP                COM             31567R100     3,795   2,750,000 SH          SOLE              2,750,000    0       0
FIBERTOWER CORP                NOTE 9.000%11/1 31567RAC4    15,663      17,500 SH          SOLE                 17,500    0       0
FIRST HORIZON NATL CORP        COM             320517105       222      23,700 SH          SOLE                 23,700    0       0
FIRST HORIZON NATL CORP        COM             320517105     4,902     523,700 SH  PUT     SOLE                523,700    0       0
GENERAL ELECTRIC CO            COM             369604103    15,568     610,500 SH  PUT     SOLE                610,500    0       0
GENERAL MTRS CORP              COM             370442105     4,725     500,000 SH          SOLE                500,000    0       0
GENERAL MTRS CORP              COM             370442105     4,725     500,000 SH  CALL    SOLE                500,000    0       0
GENERAL MTRS CORP              COM             370442105    45,384   4,802,500 SH  PUT     SOLE              4,802,500    0       0
GEOEYE INC                     COM             37250W108    32,089   1,450,000 SH          SOLE              1,450,000    0       0
GEOEYE INC                     COM             37250W108     7,192     325,000 SH  CALL    SOLE                325,000    0       0
HAYES LEMMERZ INTL INC         COM NEW         420781304     8,873   3,250,000 SH          SOLE              3,250,000    0       0
HSBC HLDGS PLC                 SPON ADR NEW    404280406   325,648   4,028,800 SH  PUT     SOLE              4,028,800    0       0
HUGHES COMMUNICATIONS INC      COM             444398101    66,423   1,809,900 SH          SOLE              1,809,900    0       0
ISHARES TR                     RUSSELL 2000    464287655   102,000   1,500,000 SH  PUT     SOLE              1,500,000    0       0
JOS A BANK CLOTHIERS INC       COM             480838101    26,081     100,000 SH          SOLE                100,000    0       0
JPMORGAN & CHASE & CO          COM             46625H100   158,098   4,636,300 SH  PUT     SOLE              4,636,300    0       0
LEAR CORP                      COM             521865105     5,250     500,000 SH  PUT     SOLE                500,000    0       0
LENNAR CORP                    CL A            526057104    36,836   2,425,000 SH  PUT     SOLE              2,425,000    0       0
LINN ENERGY LLC                UNIT LTD LIAB   536020100     8,033     525,000 SH          SOLE                525,000    0       0
LORAL SPACE & COMMUNICATNS L   COM             543881106    28,063   1,900,000 SH          SOLE              1,900,000    0       0
M & T BK CORP                  COM             55261F104    55,442     621,200 SH  PUT     SOLE                621,200    0       0
MAGNA INTL INC                 CL A            559222401    37,241     727,500 SH  PUT     SOLE                727,500    0       0
MBIA INC                       COM             55262C100     4,165     350,000 SH  PUT     SOLE                350,000    0       0
MERITAGE HOMES CORP            COM             59001A102    43,933   1,781,100 SH  PUT     SOLE              1,781,100    0       0
MERRILL LYNCH & CO INC         COM             590188108    30,740   1,215,000 SH  PUT     SOLE              1,215,000    0       0
MGM MIRAGE                     COM             552953101       356      12,500 SH  CALL    SOLE                 12,500    0       0
MIDCAP SPDR TR                 UNIT SER 1      595635103    32,950     250,000 SH  PUT     SOLE                250,000    0       0
MIRANT CORP NEW                COM             60467R100   117,605   6,430,000 SH          SOLE              6,430,000    0       0
MIRANT CORP NEW                COM             60467R100    64,106   3,505,000 SH  CALL    SOLE              3,505,000    0       0
MOODYS CORP                    COM             615369105    69,751   2,051,500 SH  PUT     SOLE              2,051,500    0       0
MORGAN STANLEY                 COM NEW         617446448    45,703   1,987,100 SH  PUT     SOLE              1,987,100    0       0
NEXTWAVE WIRELESS INC          COM             65337Y102     3,750   6,250,000 SH          SOLE              6,250,000    0       0
NORTHWEST AIRLS CORP           COM             667280408     4,515     500,000 SH  CALL    SOLE                500,000    0       0
NRG ENERGY INC                 COM NEW         629377508   281,531  11,375,000 SH          SOLE             11,375,000    0       0
NRG ENERGY INC                 COM NEW         629377508   272,500  11,000,000 SH  CALL    SOLE             11,000,000    0       0
POWERSHARES QQQ TRUST          UNIT SER 1      73935A104    58,365   1,500,000 SH  PUT     SOLE              1,500,000    0       0
PROSHARES TR                   ULTRASHRT FINL  74347R628    42,416     420,000 SH  CALL    SOLE                420,000    0       0
RCN CORPORATION                COM NEW         749361200    21,467   1,751,000 SH  CALL    SOLE              1,751,000    0       0
RYLAND GROUP INC               COM             783764103    66,300   2,500,000 SH  PUT     SOLE              2,500,000    0       0
SELECT SECTOR SPDR TR          SBI INT-FINL    81369Y605   198,900  10,000,000 SH  PUT     SOLE             10,000,000    0       0
SEMGROUP ENERGY PARTNERS L P   COM UNIT LP     81662W108     7,469   1,070,000 SH          SOLE              1,070,000    0       0
SPDR SERIES TRUST              S&P RETAIL ETF  78464A714   155,288   5,050,000 SH  PUT     SOLE              5,050,000    0       0
SPDR TR                        UNIT SER 1      78462F103 3,514,497  30,300,000 SH  PUT     SOLE             30,300,000    0       0
SUNTRUST BKS INC               COM             867914103   159,197   3,538,500 SH  PUT     SOLE              3,538,500    0       0
SUPERIOR INDS INTL INC         COM             868168105     4,800     250,500 SH  PUT     SOLE                250,500    0       0
TCF FINL CORP                  COM             872275102    20,493   1,138,500 SH  PUT     SOLE              1,138,500    0       0
TERRESTAR CORP                 COM             881451108     6,927   6,926,609 SH          SOLE              6,926,609    0       0
UAL CORP                       COM NEW         902549807    25,052   2,850,000 SH  CALL    SOLE              2,850,000    0       0
UNITED STATES OIL FUND LP      UNITS           91232N108    37,263   1,250,000 SH  CALL    SOLE              1,250,000    0       0
VORNADO RLTY TR                SH BEN INT      929042109    10,641     117,000 SH  PUT     SOLE                117,000    0       0
WACHOVIA CORP NEW              COM             929903102    10,680   3,051,500 SH          SOLE              3,051,500    0       0
WACHOVIA CORP NEW              COM             929903102    26,523   7,578,000 SH  PUT     SOLE              7,578,000    0       0
WELLS FARGO & CO NEW           COM             949746101   300,240   8,000,000 SH  PUT     SOLE              8,000,000    0       0
ZIONS BANCORPORATION           COM             989701107    20,681     534,400 SH  PUT     SOLE                534,400    0       0

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